Cumulative Credit Impairments on Fixed-maturity Securities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Than Temporary Impairment Losses Recognized [Line Items]
Net impairment losses recognized in realized investment gains, net	$ 58,975	$ 6,445	$ 15,048